Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Income tax, description	The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.
Effective income tax rate	1.00%	4.00%	(8.20%)
Net operating loss carryforwards	$ 562,798	$ 188,408
PRC [Member]
Income Taxes (Details) [Line Items]
Effective income tax rate	25.00%